Warrants (Details)				1 Months Ended
	Feb. 15, 2025 $ / shares shares	Oct. 16, 2024 $ / shares shares	Apr. 20, 2023 $ / shares shares	Feb. 28, 2025 $ / shares shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 21, 2023 $ / shares	Nov. 20, 2023 $ / shares
Warrants
Exercise price of warrants (in dollars per share)			$ 4,451.5
Common stock, par value (in dollars per share)					$ 0.001	$ 0.001	$ 0.001
Offering price (in dollars per share)			$ 4,451.5
Common warrants
Warrants
Exercise price of warrants (in dollars per share)									$ 478.5
Private placement warrants
Warrants
Shares issued to the investor | shares			552
Pre funded warrants
Warrants
Exercise price of warrants (in dollars per share)			$ 4,450
New Unregistered Warrants
Warrants
Exercise price of warrants (in dollars per share)								$ 333.5	$ 363
SPA
Warrants
Shares issued to the investor | shares	103,005	320		103,005
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Offering price (in dollars per share)	$ 58.25			$ 58.25
Multiplier for cashless exercise of warrants	1.2
SPA | Common warrants
Warrants
Exercise price of warrants (in dollars per share)	$ 145.75			$ 145.75
Number of shares in exchange of warrant exercise | shares	103,005			103,005